SUBSEQUENT EVENTS (Details) (USD $)	1 Months Ended	3 Months Ended		9 Months Ended	12 Months Ended	21 Months Ended	24 Months Ended		2 Months Ended	1 Months Ended	3 Months Ended	12 Months Ended
	Feb. 08, 2013	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2012	Mar. 31, 2013	Jan. 19, 2013	May 17, 2013 Subsequent Event [Member]	Feb. 08, 2013 Subsequent Event [Member]	Mar. 31, 2013 Subsequent Event [Member]	Dec. 31, 2012 Subsequent Event [Member]	Jan. 19, 2013 Subsequent Event [Member]
Subsequent Event [Line Items]
Convertible debt										$ 25,000			$ 50,000
Debt conversion, price per share	$ 1.00							$ 1.00		$ 1.00			$ 1.00
Subscription agreements, shares		23,000			467,500				13,256		23,000
Subscription agreements											23,000
License rights fee	25,000									25,000
Cash contribution												4,000
Proceeds from sale of common stock		$ 23,000		$ 3,750	$ 467,500	$ 471,250	$ 494,250		$ 70,884
Sale of common stock, shares									1,316,256
Sale of common stock, shares, shares transferred from the Company's parent									495,000
Sale of common stock, shares, shares reserved for issuance									808,000
Shares reserved for issuance, new issues									33,000
Shares reserved for issuance, shares transferred from the Company's parent									775,000